BUSINESS COMBINATIONS (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule of Assets Acquired and Liabilities Assumed in Business Combination
BUSINESS COMBINATIONS
Item	Amount
Cash in bank	$118,774
Accounts receivable	384,222
Prepayments/deposits	1,372
Inventories	509,796
Operating lease right of use asset	201,699
Plant, property and equipment	401,681
Intangible assets	134,965
Goodwill	127,683
Deferred tax liability	(68,061)
Assumed lease liabilities	(201,699)
Accounts payable and accrued expenses	(376,112)
Total Purchase Price	$1,234,320

BUSINESS COMBINATIONS
Item	Amount
Cash in bank	$118,774
Accounts receivable	384,222
Prepayments/deposits	1,372
Inventories	509,796
Operating lease right-of-use asset	201,699
Property and equipment	401,681
Intangible assets	134,965
Goodwill	127,683
Deferred tax liability	(68,061)
Assumed lease liabilities	(201,699)
Accounts payable and accrued expenses	(376,112)
Total Purchase Price	$1,234,320

Schedule of Business Combination Pro Forma Information
BUSINESS COMBINATION (Details 2)
	Year Ended June 30, 2020	Year Ended June 30, 2020
	Actual	Pro Forma
Net revenues	$26,748,988	$29,429,415
Net income	$1,773,401	$1,983,542
Basic and diluted earnings per share	$0.05	$0.05